Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit [Line Items]
Current income tax expenses	$ 21,873	$ (4,169,360)	$ (363,081)
Deferred income tax benefit (expense)	7,842,672	(423,423)	179,990
Total income tax expense (benefit)	$ 7,864,545	$ (4,592,783)	$ (183,091)